Segment Information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Segment Reporting [Abstract]
Schedule of Segment Loss	The following table sets forth the Company’s segment loss disclosure for the three and six months ended June 30, 2026 and 2025 (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2026	2025	2026	2025
R&D – Compensation and benefits (excludes stock-based compensation)	$2,495	$3,217	$4,625	$6,512
R&D – Clinical trial costs	1,331	2,448	3,943	5,298
R&D – Outsourced services & Consulting	2,200	3,132	4,409	5,514
R&D – Lab and pharmacology supplies	67	256	210	546
R&D – Other costs (1)	629	440	1,009	1,036
G&A – Compensation and benefits (excludes stock-based compensation)	1,893	1,528	3,276	3,102
G&A – Professional service fees	2,266	810	3,047	1,807
G&A – Insurance	136	202	335	420
G&A – Other costs (2)	542	618	1,003	1,344
Facilities related	6,720	2,400	9,243	4,699
Stock-based compensation and depreciation	4,480	2,010	6,134	4,124
Impairment of property and equipment	1,625	—	1,625	—
Total operating expense	24,384	17,061	38,859	34,402

Loss from operations	(24,384)	(17,061)	(38,859)	(34,402)

Interest and other income, net	691	1,386	1,611	2,969

Segment net loss	$(23,693)	$(15,675)	$(37,248)	$(31,433)

(1)	Includes expenses such as software licenses, database subscriptions, lab service contracts, travel, and other costs.
(2)	Includes expenses such as travel, investor relations services, software licenses, employee training and development, and other costs.
The following table sets forth the Company’s segment loss disclosure for the years ended December 31, 2025 and 2024 (in thousands):

	Year Ended December 31,
	2025	2024
R&D – Compensation and benefits (excludes stock-based compensation)	$10,601	$13,758
R&D – Clinical trial costs	9,850	11,507
R&D – Outsourced services & Consulting	11,826	19,022
R&D – Lab and pharmacology supplies	754	2,295
R&D – Other costs (1)	1,879	1,818
G&A – Compensation and benefits (excludes stock-based compensation)	5,744	6,438
G&A – Professional service fees	2,669	2,866
G&A – Insurance	821	678
G&A – Other costs (2)	2,413	2,333
Facilities related	9,619	3,951
Stock-based compensation and depreciation	7,376	8,601

Total operating expense	63,552	73,267

Loss from operations	(63,552)	(73,267)
Interest and other income, net	5,355	7,904

Segment net loss	$(58,197)	$(65,363)

(1)	Includes expenses such as software licenses, database subscriptions, lab service contracts, travel, and other costs.
(2)	Includes expenses such as travel, investor relations services, software licenses, employee training and development, and other costs.